SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 2,696	$ 2,482	$ 2,267	$ 2,225	$ 2,097	$ 1,958	$ 1,814	$ 1,777	$ 9,670	$ 7,646	$ 6,812
Total interest expense	985	818	677	644	597	488	396	373	3,124	1,854	1,431
Net interest income	1,711	1,664	1,590	1,581	1,500	1,470	1,418	1,404	6,546	5,792	5,381
Provision for loan losses	29	10	6	5	9	15	18	16	50	58	56
Net interest income after provision for loan losses	1,682	1,654	1,584	1,576	1,491	1,455	1,400	1,388	6,496	5,734	5,325
Total noninterest income	111	120	124	115	123	130	107	130	470	490	572
Total noninterest expense	957	907	957	892	993	896	916	934	3,713	3,739	3,773
Income before income taxes	836	867	751	799	621	689	591	584	3,253	2,485	2,124
Income taxes	243	233	355	297	203	263	196	186	1,128	848	799
Net income	$ 593	$ 634	$ 396	$ 502	$ 418	$ 426	$ 395	$ 398	$ 2,125	$ 1,637	$ 1,325
EARNINGS PER SHARE:
Basic	$ 0.31	$ 0.35	$ 0.22	$ 0.28	$ 0.22	$ 0.23	$ 0.21	$ 0.21	$ 1.16	$ 0.87	$ 0.69
Diluted	$ 0.31	$ 0.35	$ 0.22	$ 0.28	$ 0.22	$ 0.23	$ 0.21	$ 0.21	$ 1.16	$ 0.87	$ 0.69
Average shares outstanding
Basic	1,827,870	1,828,283	1,826,580	1,824,878	1,855,313	1,882,593	1,881,086	1,876,160	1,826,893	1,873,790	1,910,538
Diluted	1,827,870	1,829,750	1,826,580	1,824,878	1,855,313	1,882,593	1,881,086	1,876,160	1,827,260	1,873,790	1,910,538